Costs of services and general and administrative costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Other pass-through costs	£ 708.6	£ 558.8	[1]	£ 512.7	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.